Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income	$ 80,249	$ 58,089	$ 32,729
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	90,862	43,822	36,206
Provision for inventory obsolescence	1,809	2,510	335
Amortization of operating right-of-use assets	4,326	508	219
Amortization of deferred financing costs	714	400	400
Loss on sale of equipment	797	1,170	51
Loss on debt extinguishment	221	0	0
(Gain)/loss on lease termination	(958)	0	0
Share-based compensation	992	85	493
Allowance for (recovery of) credit losses	636	310	509
Changes in operating assets and liabilities:
Accounts receivable - trade	(15,487)	(16,886)	(13,779)
Inventory	21,920	(6,633)	9,274
Prepaid expenses and other current assets	(3,029)	(1,295)	(171)
Other assets	864	0	0
Other liabilities	739	0	0
Operating lease liabilities	(4,246)	(508)	(219)
Accounts payable	(4,292)	(515)	(2,411)
Accrued expenses	864	805	2,928
Deferred revenue	2,402	0	0
Net cash provided by operating activities	179,383	81,862	66,564
Cash flows used in investing activities
Purchase of property, plant and equipment	(90,494)	(43,514)	(106,961)
Proceeds from sale of property, plant and equipment	166	841	31
Payment for capitalized patent costs	(193)	0	0
Acquisitions, net of cash acquired	(7,000)	0	0
Net cash acquired in 2024 Business Combination	3,088	0	0
Net cash used in investing activities	(94,433)	(42,673)	(106,930)
Cash flows used in financing activities
Payments on long-term debt	(296,009)	(173,525)	(107,789)
Proceeds from long-term debt	459,683	188,361	188,118
Payments on finance lease obligations	(7,503)	(1,525)	(1,748)
Proceeds on finance lease terminations	715	0	(1,215)
Payment of debt issuance costs	(6,708)	0	0
Distribution to Members	(230,513)	(52,500)	(37,000)
Net cash (used in) provided by financing activities	(80,335)	(39,189)	40,366
Net change in cash and cash equivalents	4,615	0	0
Beginning of period	0	0	0
End of period	4,615	0	0
Supplemental disclosures of investing and financing activities
Cash paid for interest	28,775	18,899	8,668
Supplemental schedule of non-cash investing and financing activities
Noncash debt refinancing of long-term debt with Revolving Credit Facility	419,454	0	0
Issuance of 4.9 million Class A Units in exchange for the net assets acquired in a Business Combination	854,628	0	0
Issuance of 5.1 million Class A Units in exchange for 1,000 Common Units of Estis	0	0	0
Lease liabilities arising from obtaining operating right-of-use assets	5,532	4,524	2,434
Lease liabilities arising from obtaining financing right-of-use assets	$ 8,391	$ 2,186	$ 234